Shareholder Report, Line Graph (Details) B357559_Direxion Daily CSI China Internet Bull 2X Shares_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Nov. 02, 2016	Oct. 31, 2025
Direxion Daily CSI China Internet Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name										Direxion Daily CSI China Internet Bull 2X Shares NAV
Accumulated Value	$ 1,698	$ 1,324	$ 935	$ 8,149	$ 22,633	$ 10,122	$ 9,413	$ 19,628	$ 10,000	$ 2,301
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500® Index
Accumulated Value	31,091	22,527	20,452	23,952	16,760	15,276	13,362	12,448	10,000	$ 37,760
CSI Overseas China Internet Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										CSI Overseas China Internet Index
Accumulated Value	$ 9,554	$ 7,858	$ 5,604	$ 13,118	$ 19,286	$ 12,077	$ 10,723	$ 14,384	$ 10,000	$ 12,162